UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/11

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
11/14/2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             79
Form 13F Information Table Value Total (x$1000):               $81,069


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/11



                        TITLE               VALUE    SHARES/     SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        OF CLASS  CUSIP     (X$1000)   PRN AMT     PRN  CALL   DSCRETN  MANAGERS    SOLE    SHARED   NONE
-------------------  ---------- ------    ---------  --------    ---  ----   -------  --------  --------  ------   ----

accuray inc		COM	004397105    1,102 	274,840   SH 		Sole 		274,840
agnico-eagle mines ltd	COM	008474108    1,233 	 20,721   SH 		Sole 		 20,721
applied micro
  circuits corp		COM	03822w406      519 	 96,650   SH 		Sole 		 96,650
atmel corp		COM	049513104    1,085 	134,473   SH 		Sole 		134,473
barrick gold corp	COM	067901108    1,607 	 34,442   SH 		Sole 		 34,442
basic energy
  svcs inc new		COM	06985P100    1,095 	 77,310   SH 		Sole 		 77,310
builders
  firstsource inc	COM	12008R107      369 	290,200   SH 		Sole 		290,200
calfrac well
  services ltd		COM	CA1295841    2,058 	 88,290   SH 		Sole 		 88,290
ce franklin ltd		COM	125151100    2,268 	278,977   SH 		Sole 		278,977
ceradyne inc		COM	156710105    2,229 	 82,876   SH 		Sole 		 82,876
cirrus logic inc	COM	172755100    1,745 	118,358   SH 		Sole 		118,358
complete
  production services	COM	20453E109    1,645 	 87,292   SH 		Sole 		 87,292
comstock res inc	COM	205768203      642 	 41,514   SH 		Sole 		 41,514
cryoport inc
  warrants 2/14/16 	COM	229050208      624    1,642,857   SH 		Sole 	      1,642,857
cryoport, inc 		COM	229505208    1,889    1,642,857   SH 		Sole 	      1,642,857
cvr energy inc		COM	12662P108    1,225 	 57,936   SH 		Sole 		 57,936
delek us hldgs inc	COM	246647101    1,193 	105,815   SH 		Sole 		105,815
echelon corp		COM	27874N105      494 	 70,440   SH 		Sole 		 70,440
energy xxi
  (bermuda) ltd		COM	G10082140    1,182 	 55,031   SH 		Sole 		 55,031
epsilon energy ltd	COM	294375100      985 	420,538   SH 		Sole 		420,538
evergreen energy inc	COM	30024B104	50 	 56,100   SH 		Sole 		 56,100
evergreen energy
  inc wts 4.630		COM	30024B104	 -   	180,561   SH 		Sole 		180,561
exar corp		COM	300645108    2,544 	445,580   SH 		Sole 		445,580
exfo inc		COM	302046107      438 	 71,441   SH 		Sole 		 71,441
finisar corporation	COM	31787A507      827 	 47,124   SH 		Sole 		 47,124
gastar expl ltd		COM	367299104      167 	 55,510   SH 		Sole 		 55,510
gmx res inc		COM	38011M108      942 	414,851   SH 		Sole 		414,851
goldcorp inc		COM	380956409    1,258 	 27,557   SH 		Sole 		 27,557
goodrich pete corp	COM	382410405      636 	 53,801   SH 		Sole 		 53,801
gse systems inc wts 	COM	36227K106	 -   	 76,527   SH 		Sole 		 76,527
gt advanced
  technologies inc	COM	36191U106      215 	 30,650   SH 		Sole 		 30,650
hercules offshore inc	COM	427093109    1,028 	353,168   SH 		Sole 		353,168
hollyfrontier corp	COM	436106108    1,957 	 74,630   SH 		Sole 		 74,630
hutchinson tech		COM	448407106    1,650 	841,620   SH 		Sole 		841,620
immersion corp		COM	452521107    1,343 	224,541   SH 		Sole 		224,541
infinera corporation	COM	45667G103    1,040 	134,768   SH 		Sole 		134,768
integrated
  silicon solution	COM	45812P107    1,527 	195,566   SH 		Sole 		195,566
kinross gold corp	COM	496902404      790 	 53,482   SH 		Sole 		 53,482
lattice
  semiconductor corp	COM	518415104      356 	 67,785   SH 		Sole 		 67,785
lindsay corporation	COM	535555106      949 	 17,648   SH 		Sole 		 17,648
mcmoran exploration co	COM	582411104      587 	 59,135   SH 		Sole 		 59,135
micron technology inc	COM	595112103      464 	 92,112   SH 		Sole 		 92,112
minefinders ltd		COM	602900102    1,347 	 96,766   SH 		Sole 		 96,766
newmont mining corp	COM	651639106    1,537 	 24,423   SH 		Sole 		 24,423
oclaro inc		COM	67555N206      183 	 50,289   SH 		Sole 		 50,289
ocz technology
  group inc		COM	67086E303    1,526 	314,670   SH 		Sole 		314,670
omnivision technologies	COM	682128103      978 	 69,656   SH 		Sole 		 69,656
parker drilling co	COM	701081101    2,095 	477,161   SH 		Sole 		477,161
patterson uti
  energy inc		COM	703481101    1,018 	 58,698   SH 		Sole 		 58,698
penn va corp		COM	707882106      422 	 75,763   SH 		Sole 		 75,763
petroquest energy inc	COM	716748108      735 	133,616   SH 		Sole 		133,616
pioneer drilling co	COM	723655106    1,747 	243,310   SH 		Sole 		243,310
powerwave
  technologies inc	COM	739363109      431 	250,741   SH 		Sole 		250,741
precision drilling corp	COM	74022D308      990 	119,423   SH 		Sole 		119,423
range resources corp	COM	75281A109    1,238 	 21,185   SH 		Sole 		 21,185
rbc bearings inc	COM	75524B104      780 	 22,939   SH 		Sole 		 22,939
rsc holdings inc	COM	74972L102      891 	124,943   SH 		Sole 		124,943
sandridge energy inc	COM	80007P307    1,212 	217,957   SH 		Sole 		217,957
seagate technology	COM	G7945m107    1,206 	117,366   SH 		Sole 		117,366
silicon image inc	COM	82705T102    1,453 	247,473   SH 		Sole 		247,473
silicon motion
  technol-adr		COM	82706C108    1,244 	107,580   SH 		Sole 		107,580
southwestern
  energy co		COM	845467109    1,725 	 51,742   SH 		Sole 		 51,742
support.com inc		COM	86858W101    1,387 	700,534   SH 		Sole 		700,534
transatlantic
  petroleum ltd		COM	BBG000C4N	75 	 91,040   SH 		Sole 		 91,040
treasur island
  rty tr unit		COM	894626209    1,424 	949,356   SH 		Sole 		949,356
trican well
  service ltd 		COM	895945202      970 	 68,596   SH 		Sole 		 68,596
trican well svc ltd	COM	895945103      516 	 36,500   SH 		Sole 		 36,500
trident
  microsystems inc	COM	895919108      761    1,462,509   SH 		Sole 	      1,462,509
triquint
  semiconductor inc	COM	89674K103      399 	 79,409   SH 		Sole 		 79,409
triumph group inc new	COM	896818101    1,841 	 37,776   SH 		Sole 		 37,776
twin disc inc		COM	901476101      909 	 34,069   SH 		Sole 		 34,069
uecw2 wts
  10/20/2011-$3.95 	COM	916896103	 -   	167,500   SH 		Sole 		167,500
ultra petroleum corp	COM	903914109      911 	 32,847   SH 		Sole 		 32,847
ultratech inc		COM	904034105    1,500 	 87,445   SH 		Sole 		 87,445
w & t offshore inc	COM	92922P106      163 	 11,850   SH 		Sole 		 11,850
western digital corp	COM	958102105      993 	 38,622   SH 		Sole 		 38,622
western refng inc	COM	959319104    1,096 	 87,958   SH 		Sole 		 87,958
xtreme coil
  drilling corp		COM	98417D102    1,024 	359,714   SH 		Sole 		359,714
xtreme coil
  drilling corp 	COM	B1445V0 C      385 	135,453   SH 		Sole 		135,453

REPORT SUMMARY 	79	DATA RECORDS	    81,069 	-   	 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
